Significant Accounting Policies (Details 1) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Other	$ 11,550,670	$ 10,054,790
Total	65,061,953	63,936,185
Lucidum spore powder products [Member]
Total	28,233,256	19,886,508
Cordyceps mycelia products [Member]
Total	8,854,717	10,883,298
Ejiao solution products [Member]
Total	6,266,098	9,583,260
Vitamins and dietary supplements products [Member]
Total	6,235,541	8,616,318
American ginseng products [Member]
Total	$ 3,921,671	$ 4,912,011